Disclosure of Liability Classified Plans (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	$ 88,523	$ 151,345
Expensed during the year	42,828	32,063
Settlement in shares	(20,367)	(19,963)
Payments	(53,053)	(74,880)
Foreign exchange	(73)	(42)
Ending balance	57,858	88,523
Current	44,192
Long-term	13,666	16,755	$ 47,836
Restricted Share Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	16,114	38,190
Expensed during the year	10,511	6,594
Settlement in shares	(2,012)	(2,101)
Payments	(13,037)	(26,524)
Foreign exchange	(16)	(45)
Ending balance	11,560	16,114
Current	8,567
Long-term	2,993
Performance Share Units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	64,042	100,858
Expensed during the year	29,829	28,256
Settlement in shares	(18,355)	(17,104)
Payments	(40,016)	(47,971)
Foreign exchange	(57)	3
Ending balance	35,443	64,042
Current	24,770
Long-term	10,673
Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	8,367	12,297
Expensed during the year	2,488	(2,787)
Settlement in shares		(758)
Payments		(385)
Foreign exchange
Ending balance	10,855	$ 8,367
Current	10,855
Long-term	$ 0